UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
Address:   405 Lexington Ave
           New York, NY 10174

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish               New York, NY 10174                 3/8/2009
---------------------               ------------------                ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           73
                                         -----------
Form 13F Information Table Value Total:     $144,149
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                FORM 13F INFORMATION TABLE

                                                       FAIR MKT  SHARES/  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP     VALUE    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ------  ------  -----

ABAXIS INC.                 Common          002567105       560    32500             Sole                   14500          18000
AFLAC INC.                  Common          001055102      3544   183045             Sole                  161660          21385
AFTERSOFT GROUP
INC                         Common          00831R105         1    20000             Sole                   20000              0
AIR PRODUCTS &
CHEMICALS INC.              Common          009158106      1656    29445             Sole                   26545           2900
AIR PRODUCTS &
CHEMICALS INC.              Common          009158106        23      400             Other                      0            400
AIRGAS INC.                 Common          009363102      1328    39290             Sole                   35540           3750
AMBAC FINANCIAL
GROUP INC                   Common          023139108        90   115200             Sole                   87800          27400
AMERICAN EXPRESS            Common          025816109       243    17818             Sole                   16068           1750
AMYLIN
PHARMACEUTICALS             Common          032346108      1265   107700             Sole                   94700          13000
ARCH COAL INC.              Common          039380100      2570   192210             Sole                  172210          20000
AT & T INC                  Common          00206R102      2787   110593             Sole                   92893          17700
BALDOR ELECTRIC             Common          057741100       591    40760             Sole                   35460           5300
BARRICK GOLD CORP           Common          067901108      5177   159700             Sole                  136220          23480
BED BATH & BEYOND
INC.                        Common          075896100       611    24700             Sole                   21350           3350
BHP BILLITON LTD-SPON
ADR                         Common          088606108      1636    36680             Sole                   33280           3400
BP PLC ADR                  Common          055622104      4773   119026             Sole                  102513            900
BP PLC ADR                  Common          055622104        36      900             Other                 102513            900
CATERPILLAR INC             Common          149123101      5006   179040             Sole                  157565          21475
CHEVRON CORP                Common          166764100       239     3559             Sole                     866           2693
COCA COLA                   Common          191216100      5386   122550             Sole                  105400          17150
COLGATE-PALMOLIVE           Common          194162103      5584    94670             Sole                   77430          17240
COLGATE-PALMOLIVE           Common          194162103        47      800             Other                      0            800
COMPUTER SCIENCES
CORP                        Common          205363104       533    14480             Sole                   11980           2500
CONAGRA FOOD INC            Common          205887102       287    17000             Sole                    7500           9500
CONOCOPHILLIPS              Common          20825C104      4738   121000             Sole                  105460          15540
DEVON ENERGY CORP           Common          25179M103      3776    84493             Sole                   69643          14850
DOMINION RESOURCES
INC                         Common          25746U109       585    18866             Sole                   12366           6500
EMERSON ELECTRIC CO         Common          291011104      4709   164766             Sole                  137730          27036
EMERSON ELECTRIC CO         Common          291011104        40     1400             Other                      0           1400
EXXON MOBIL
CORPORATION                 Common          30231G102      2996    43990             Sole                   23434          20556
FEDEX CORPORATION           Common          31428X106       409     9200             Sole                    5900           3300
FISERV INC                  Common          337738108       478    13100             Sole                    5900           7200
GENERAL ELECTRIC CO         Common          369604103       157    15563             Sole                   10963           4600
GRANITE
CONSTRUCTION INC.           Common          387328107      5528   147490             Sole                  128780          18710
HOME DEPOT INC              Common          437076102      1542    65442             Sole                   60242           5200
HONDA MOTOR CO LTD
ADR                         Common          438128308      2600   109725             Sole                   96085          13640
ILLINOIS TOOL WORKS
INC                         Common          452308109      5420   175705             Sole                  150265          25440
ILLINOIS TOOL WORKS
INC                         Common          452308109         1    37020             Other                      0          37020
INTL BUSINESS
MACHINES                    Common          459200101       355     3660             Sole                    3660              0
ISHARES COMEX GOLD
TR                          Common          464285105       226     2500             Sole                    2500              0
JOHNSON & JOHNSON
INC                         Common          478160104      1759    33450             Sole                   17400          16050
LILLY ELI & CO              Common          532457108      2524    75550             Sole                   71050           4500
LINCOLN NATIONAL
CORP                        Common          534187109      1815   271286             Sole                  239944          31342
LINCOLN NATIONAL
CORP                        Common          534187109        20     3000             Other                      0           3000
LOUISIANA-PACIFIC
CORP                        Common          546347105       185    82800             Sole                   63300          19500
LOWE'S COS INC.             Common          548661107      1638    89760             Sole                   77730          12030
MBIA INC                    Common          55262C100       394    86000             Sole                   68900          17100
MCDONALD'S  CORP            Common          580135101      7884   144473             Sole                  123253          21220
MOLEX INC                   Common          608554101      2840   206690             Sole                  176949          29741
MONSANTO CO                 Common          61166W101      1110    13355             Sole                   11915           1440
NEWMONT MINING
CORP                        Common          651639106      1897    42375             Sole                   30775          11600
NVIDIA CORP                 Common          67066G104       199    20150             Sole                   10000          10150
ORACLE CORP                 Common          68389X105       217    12000             Sole                    9500           2500
PEABODY ENERGY
CORP                        Common          704549104       671    26805             Sole                   20465           6340
PEPSICO INC                 Common          713448108      6977   135522             Sole                  109968          25554
POTASH CORP/
SASKATCHEWAN                Common          73755L107      1828    22625             Sole                   19325           3300
PRAXAIR INC                 Common          74005P104      1564    23245             Sole                   20020           3225
PROCTER & GAMBLE
CO                          Common          742718109      3956    84015             Sole                   70197          13818
PRUDENTIAL FINANCIAL
INC.                        Common          744320102       807    42410             Sole                   33710           8700
RIO TINTO PLC ADR           Common          767204100      1932    14410             Sole                   12780           1630
S.Y. BANCORP INC            Common          785060104       250    10290             Sole                   10290              0
SAP AG-SPONSORED
ADR                         Common          803054204       866    24550             Sole                   16350           8200
SONOCO PRODUCTS CO          Common          835495102       432    20586             Sole                       0          20586
TEREX CORP                  Common          880779103      1758   190075             Sole                  167875          22200
TOYOTA MOTOR CORP
ADR                         Common          892331307      2291    36200             Sole                   33120           3080
U.S. BANCORP                Common          902973304       382    26160             Sole                    9400          16760
UNISYS CORP                 Common          909214108       114   214400             Sole                  171900          42500
URS CORP                    Common          903236107      6209   153650             Sole                  121610          32040
VALLEY NATIONAL
BANCORP                     Common          919794107       170    13760             Sole                   13760              0
VEOLIA
ENVIRONMENTAL-ADR           Common          92334N103      1040    49755             Sole                   38630          11125
VERIZON
COMMUNICATIONS              Common          92343V104      3135   103806             Sole                   87181          16625
VULCAN MATERIALS CO         Common          929160109      4861   109760             Sole                   87125          22635
WYETH                       Common          983024100      4891   113630             Sole                   92430          21200